BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION
(a)Statement of compliance

These Consolidated Financial Statements (the "Financial Statements") have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board ("IFRS Accounting Standards"). These Financial Statements were approved and authorized for issuance by the Board of Directors on March 12, 2024.

(b)Basis of presentation

The Financial Statements have been prepared using the measurement bases specified by IFRS Accounting Standards for each type of asset, liability, income and expense. Measurement bases are more fully described in the accounting policies below.

These Financial Statements have been prepared by management on a going concern basis in accordance with IFRS Accounting Standards. The going concern basis of presentation assumes the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

The Company’s ability to execute its plan and fulfill its commitments as they come due is dependent upon its success in obtaining additional financing. While management has been successful in raising additional funds in the past, there can be no assurance that it will be able to do so in the future. Given the Company’s working capital deficit, current operating losses and management’s expectation of future losses until it has fully executed its strategy, the inability of the Company to arrange appropriate financing in a timely manner could result in the carrying value of the Company’s assets being subject to material adjustment. These conditions indicate the existence of material uncertainties which cast significant doubt as to the Company’s ability to continue as a going concern.

These Financial Statements have been prepared assuming the Company will continue as a going concern and do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary if the Company is not able to continue as a going concern. Such adjustments could be material.

(c)Basis of consolidation

The Financial Statements incorporate the financial statements of the Company and entities controlled by the Company. Control is achieved when the Company is exposed to variable returns and has the ability to affect those returns through power to direct the relevant activities. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. Subsidiaries will be de-consolidated from the date that control ceases. The Company's principal properties and material subsidiaries are as follows:

Subsidiary	Location	Percentage of ownership	Property	Principle activity
Premier Gold Mines USA Inc.	Nevada	100%	Holding	Mineral exploration
Goldcorp Dee LLC	Humboldt, Nevada	100%	Lone Tree	Production
Ruby Hill Mining Company LLC	Eureka, Nevada	100%	Ruby Hill	Production
Osgood Mining Company LLC	Humboldt, Nevada	100%	Granite Creek	Development
Au-Reka Gold LLC	Eureka, Nevada	100%	McCoy-Cove	Pre-development
Golden Hill Mining LLC	Eureka, Nevada	100%	FAD	Mineral exploration
Argenta LLC	Lander, Nevada	100%	Inactive	Mineral exploration
All transactions and balances between the Company and its subsidiaries are eliminated on consolidation, including unrealized gains and losses on transactions between the companies. Where unrealized losses on intra-group asset sales are reversed on consolidation, the underlying asset is also tested for impairment from a group perspective. Amounts reported in the financial statements of subsidiaries have been adjusted where necessary to ensure consistency with the accounting policies adopted by the Company. Profit or loss and other comprehensive income of subsidiaries acquired or disposed of during the period are recognized from the effective date of acquisition, or up to the effective date of disposal, as applicable.

(d)Business combinations

For business combinations that are determined to be a combination of businesses not under common control, the consideration transferred by the Company to obtain control of a subsidiary is calculated as the sum of the acquisition date fair values of the assets transferred, the liabilities assumed and the equity interests issued by the Company, which includes the fair value of any asset or liability arising from a contingent consideration arrangement. Acquisition costs are expensed as incurred.

The Company recognizes identifiable assets acquired and liabilities assumed in a business combination regardless of whether they have been previously recognized in the acquiree's financial statements prior to the acquisition. Assets acquired and liabilities assumed are generally measured at their acquisition date fair values. Goodwill is stated after separate recognition of identifiable intangible assets. It is calculated as the excess of the sum of a) fair value of consideration transferred, b) the recognized amount of any non-controlling interest in the acquiree and c) acquisition date fair value of any existing equity interest in the acquiree, over the acquisition date fair values of identifiable net assets. If the fair values of identifiable net assets exceed the sum calculated above, the excess amount is recognized immediately as income in the statement of income or loss and comprehensive income or loss.

(e)Functional and presentation currency

The functional currency of the Company and its subsidiaries is the United States dollar ("USD" or "US dollars") which reflects the underlying transactions, events and conditions that are relevant to the entity. Management considers primary and secondary indicators in determining functional currency including the currency that influences sales prices, labour, purchases and other costs. Other indicators include the currency in which funds from financing activities are generated and the currency in which receipts from operations are usually retained.

Reference to $ or USD is to US dollars, reference to C$ or CAD is to Canadian dollars.
MATERIAL ACCOUNTING POLICIES
(a)Financial instruments

Financial instruments are measured on initial recognition at fair value, plus, in the case of financial instruments other than those classified as fair value through profit or loss ("FVTPL"), directly attributable transaction costs. Financial instruments are recognized when the Company becomes a party to the contracts that give rise to them and are classified at amortized cost, fair value through profit or loss or fair value through other comprehensive income, as appropriate. The Company considers whether a contract contains an embedded derivative when the entity first becomes a party to it. The embedded derivatives are separated from the host contract if the host contract is not measured at fair value through profit or loss and when the economic characteristics and risks are not closely related to those of the host contract. Reassessment only occurs if there is a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required.

Financial assets at FVTPL

Financial assets at FVTPL include financial assets held for trading and financial assets not designated upon initial recognition as amortized cost or fair value through other comprehensive income ("FVOCI"). A financial asset is classified in this category principally for the purpose of selling in the short term, or if so designated by management. Transaction costs are expensed as incurred. On initial recognition, a financial asset that otherwise meets the requirements to be measured at amortized cost or FVOCI may be irrevocably designated as FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise. Financial assets measured at FVTPL are measured at fair value with changes in fair value recognized in profit or loss.

Financial assets at amortized cost

A financial asset is measured at amortized cost if it is held within a business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, and is not designated as FVTPL. Financial assets classified as amortized cost are measured subsequent to initial recognition at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial asset or financial liability and of allocating interest income or expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts/payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial instrument, or (when appropriate) a shorter period, to the net carrying amount on initial recognition.
Financial liabilities

Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in net earnings when the liabilities are derecognized as well as through the amortization process. Borrowing liabilities are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the statement of financial position date.

Derivative instruments

Derivative instruments, including embedded derivatives, are measured at fair value on initial recognition and at each subsequent reporting period. Any gains or losses arising from changes in fair value on derivatives are recorded in profit or loss.

Fair values

The fair value of quoted investments is determined by reference to market prices at the close of business on the statement of financial position date. Where there is no active market, fair value is determined using valuation techniques. These include using recent arm’s length market transactions; reference to the current market value of another instrument which is substantially the same; discounted cash flow analysis; and, pricing models.

Financial instruments that are measured at fair value subsequent to initial recognition are grouped into a hierarchy based on the degree to which the fair value is observable as follows:

Level 1 fair value measurements are quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Impairment of financial assets

A loss allowance for expected credit losses is recognized in net income (loss) for financial assets measured at amortized cost. At each balance sheet date, on a forward-looking basis, the Company assesses the expected credit losses associated with its financial assets carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. The impairment model does not apply to investments in equity instruments.

The expected credit losses are required to be measured through a loss allowance at an amount equal to the 12-month expected credit losses (expected credit losses that result from those default events on the financial instrument that are possible within 12 months after the reporting date) or full lifetime expected credit losses (expected credit losses that result from all possible default events over the life of the financial instrument). A loss allowance for full lifetime expected credit losses is required for a financial instrument if the credit risk of that financial instrument has increased significantly since initial recognition.
Derecognition of financial assets and liabilities

A financial asset is derecognized when either the rights to receive cash flows from the asset have expired or the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party. If neither the rights to receive cash flows from the asset have expired nor the Company has transferred its rights to receive cash flows from the asset, the Company will assess whether it has relinquished control of the asset or not. If the Company does not control the asset then derecognition is appropriate.

A financial liability is derecognized when the associated obligation is discharged or canceled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in net earnings.
Modification of contractual cash flows

A substantial modification of the terms of a financial liability is accounted for as an extinguishment of the existing financial liability and the recognition of a new financial liability. The terms are substantially different if the net present value of the cash flows discounted using the original effective interest rate under the new terms is at least 10% different from the discounted present value of the remaining cash flows of the original financial liability.

When the contractual cash flows of a financial liability are renegotiated or otherwise modified and the renegotiation or modification does not result in the extinguishment of the financial liability, the Company recalculates the gross carrying amount of the financial liability and recognizes a modification gain or loss in net income or loss. The gross carrying amount of the financial liability is calculated as the present value of the modified contractual cash flows that are discounted at the financial asset or financial liability’s original effective interest rate.

(b)Inventory

Material extracted from our mines is classified as either ore or waste. Ore represents material that, at the time of extraction, is expected to be processed into a saleable form and sold at a profit. Raw materials are comprised of both ore in stockpiles and ore on leach pads as processing is required to extract benefit from the ore. Ore is accumulated in stockpiles that are subsequently processed into gold and silver in a saleable form. The recovery of gold from certain oxide ores is achieved through the heap leaching process. Work-in-process represents gold and silver in the processing circuit that has not completed the production process, and is not yet in a saleable form. Finished goods inventory represents gold and silver in saleable form. Mine operating supplies represent commodity consumables and other raw materials used in the production process, as well as spare parts and other maintenance supplies that are not classified as capital items.

Inventories are valued at the lower of cost and net realizable value ("NRV"). Cost is determined on a weighted average basis and includes all costs incurred, based on a normal production capacity, in bringing each product to its present location and condition. Cost of inventories comprises direct labour, materials and contractor expenses, including non-capitalized stripping costs; depreciation on property, plant and equipment including capitalized stripping costs; and an allocation of general and administrative costs. As ore is removed for processing, costs are removed based on the average cost per ounce in the stockpile.

Provisions to reduce inventory to NRV are recorded to reflect changes in economic factors that impact inventory value and to reflect present intentions for the use of slow moving and obsolete supplies inventory. NRV is determined with reference to relevant market prices less applicable variable selling expenses. Provisions recorded also reflect an estimate of the remaining costs of completion to bring the inventory into its saleable form. Provisions are also recorded to reduce mine operating supplies to NRV, which is generally calculated by reference to its salvage or scrap value, when it is determined that the supplies are obsolete. Provisions are reversed to reflect subsequent recoveries in NRV where the inventory is still on hand.

(c)Property, plant and equipment

General

Property, plant and equipment are recorded at cost less accumulated depreciation, depletion and impairment charges.

Major overhaul expenditures and the cost of replacement of a component of plant and mobile equipment are capitalized and depreciated over the average expected life between major overhauls. All other replacement spares and other costs relating to maintenance of mobile equipment are charged to the cost of production.

Directly attributable costs incurred for major capital projects and site preparation are capitalized until the asset is in a location and condition necessary for operation as intended by management. These costs include dismantling and site restoration costs to the extent these are recognized as a provision. Management annually reviews the estimated useful lives, residual values and depreciation methods of the Company’s property, plant and equipment and also when events or changes in circumstances indicate that such a review should be made. Changes to estimated useful lives, residual values or depreciation methods resulting from such review are accounted for prospectively.
An item of property, plant and equipment is de-recognized upon disposal or when no further future economic benefits are expected from its use or disposal. Any gain or loss arising on de-recognition of the asset (calculated as the difference between any proceeds received and the carrying amount of the asset) is included in the statements of income or loss and comprehensive income or loss in the period the asset is de-recognized.

Exploration, evaluation and pre-development expenditures

The exploration, evaluation and pre-development expenditure policy is to charge exploration and evaluation expenditures within an area of interest as expense until management concludes that the technical feasibility and commercial viability of extracting a mineral resource are demonstrable and that future economic benefits are probable. In making this determination, the extent of exploration, as well as the degree of confidence in the mineral resource is considered. Once a project has been established as commercially viable and technically feasible and has been subject to an impairment analysis, further expenditures are capitalized and classified as development properties.
Exploration, evaluation and pre-development expenditures consist of:

–gathering exploration data through topographical and geotechnical studies;
–exploratory drilling, trenching and sampling;
–determining the volume and grade of the resource;
–test work on geology, metallurgy, mining, geotechnical and environmental; and
–conducting engineering, marketing and financial studies.

Exploration and evaluation assets acquired are initially recognized at fair value as exploration rights within tangible assets.

Development properties (underground and open pit)

A property, either open pit or underground, is classified as a development property when a mine plan has been prepared and technical feasibility has been established, a permit has been obtained and a decision is made to commercially develop the property and mineralization is classified as proven and probable. Development expenditure is accumulated separately for each area of interest for which economically recoverable mineral reserves have been identified.

All expenditures incurred prior to the commencement of commercial production from each development property are capitalized. Commercial production is the point at which a mine is capable of operating in the manner intended by the Company's management. In addition, capitalized costs are assessed for impairment when there is an indicator of impairment. Proceeds received from selling output produced before the asset is ready for its intended use are recognized in profit or loss. The related cost of producing the output is measured using the guidance in IAS 2, ‘Inventories’, and it is recognized as an expense in profit or loss when sold.

Development properties are not amortized until they are reclassified as mine property assets following the achievement of commercial levels of production.

Mine properties

After a mine property has been brought into commercial production, costs of any additional mining, in-pit drilling and related work on that property are expensed as incurred. Mine development costs incurred to expand operating capacity, develop new ore bodies or develop mine areas in advance of current production, including the stripping of waste material, are deferred and then amortized on a unit-of- production basis.

Deferred stripping costs

Stripping costs incurred in the production phase of a mining operation are accounted for as variable production costs and are included in the costs of inventory produced. Stripping activity that improves access to ore in a future period is accounted for as an addition to or enhancement of an existing asset. The Company recognizes stripping activity assets when it is probable that the future economic benefit associated with the stripping activity will flow to the Company; the component of the ore body for which access has been improved can be identified; and the costs relating to the stripping activity associated with that component can be measured reliably.

Stripping activity assets are amortized on a unit of production basis in subsequent periods over the proven and probable reserves to which they relate.

Depreciation and depletion

The carrying amounts of mine properties, plant and equipment are depreciated or depleted to their estimated residual value over the estimated economic life of the specific assets to which they relate, using the depreciation methods or depletion rates as indicated below. Estimates of residual values or useful lives and depreciation methods are reassessed annually and any change in estimate is taken into account in the determination of the remaining depreciation or depletion rate. Depreciation or depletion commences on the date the asset is available for its use as intended by management.
Depreciation or depletion is computed using the following rates:

Item	Methods	Rates
Mine properties	Units of production	Estimated proven and probable mineral reserves
Equipment, leasehold improvements	Straight line	Lesser of lease term and estimated useful life
Buildings	Straight line	20 years
Furniture, office equipment and software	Straight line	2 – 5 years
Plant and equipment	Straight line, units of production	4 – 10 years, estimated proven and probable mineral reserves
Mining equipment	Straight line	1 – 10 years based on life of mine
Deferred stripping costs	Units of production	Estimated proven and probable mineral reserves accessible due to stripping activity

(d)Provisions

Provisions are recognized when the Company or its subsidiaries have a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pretax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost. Contingent liabilities are not recognized in the financial statements, if not estimatable and probable, and are disclosed in notes to the financial information unless their occurrence is remote. Contingent assets are not recognized in the financial statements, but are disclosed in the notes if their recovery is deemed probable.

Environmental rehabilitation

Provisions for environmental rehabilitation are made in respect of the estimated future costs of closure and restoration and for environmental rehabilitation costs (which include the dismantling and demolition of infrastructure, removal of residual materials and remediation of disturbed areas) in the accounting period when the related environmental disturbance occurs. The provision is discounted using a pretax rate, and the unwinding of the discount is included in finance costs. At the time of establishing the provision, a corresponding asset is capitalized and is depreciated over future production from the mining property to which it relates. The provision is reviewed each reporting period for changes in cost estimates, discount rates and operating lives. Changes to estimated future costs are recognized in the statement of financial position by adjusting the rehabilitation asset and liability. If, for mature mines, the revised mine assets net of rehabilitation provisions exceeds the carrying value, that portion of the increase is charged directly to expenses. For closed sites, changes to estimated costs are recognized immediately in profit and loss.

(e)Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether the:

–contract involves the use of an identified asset:
–this may be specified explicitly or implicitly,
–should be physically distinct or represent substantially all of the capacity of a physically distinct asset, and
–if the supplier has a substantive substitution right, then the asset is not identified.
–Company has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use, and
–Company has the right to direct the use of the asset. The Company has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decision about how and for what purpose the asset is used is predetermined, the Company has the right to direct the use of the asset if either the:
–Company has the right to operate the asset, or
–Company designed the asset in a way that predetermines how and for what purpose it will be used.

At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices. However, for the leases of land and buildings in which it is a lessee, the Company has elected not to separate non-lease components and account for the lease and non-lease components as a single lease component.
The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful lives of right-of-use assets are determined on the same basis as those of property and equipment. In addition, the right-of-use asset will be periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability when applicable.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

Lease payments included in the measurement of the lease liability comprise the following:

–fixed payments, including in-substance fixed payments,
–variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date,
–amounts expected to be payable under a residual value guarantee, and
–the exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company's estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Company presents right-of-use assets that do not meet the definition of investment property in “Property, plant and equipment" and lease liabilities in “Other liabilities".

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases of items that have a lease term of 12 months or less and leases of low-value assets including non-specialized IT equipment. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

(f)Share capital and warrants

Share capital represents the fair value of consideration received. Equity instruments are contracts that give a residual interest in the net assets of the Company. Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. Incremental costs directly attributable to the issue of new shares or options are also shown in equity as a deduction.

The Company periodically issues units to investors consisting of common shares and warrants in non-brokered private placements or as additional consideration in a brokered financing or purchase transaction. Each whole warrant issued entitles the holder to acquire a common share of the Company, at a fixed Canadian dollar price over a specified term. These warrants are not transferable from the original investor to a new investor and are considered derivatives because their exercise price is in CAD whereas the Company’s functional currency is in USD. Accordingly, the Company recognizes the warrants as a liability at fair value with changes in fair value recognized in profit or loss. When investor or other warrants are exercised, the liability is revalued prior to de-recognition with the change in fair value recognized in profit or loss, proceeds received are added to share capital and the liability is derecognized.

Holders of the Company's common shares will be entitled to receive dividends out of any funds legally available when, as and if declared by the Board. Each holder of the Company's common shares is entitled to one vote per share on all matters on which shareholders are generally entitled to vote. The Company's articles do not provide for cumulative voting in the election of directors.

(g)Share-based compensation

All goods and services received in exchange for the grant of any share-based payment are measured at their fair values or where fair value of the goods and services received is indeterminable estimated using an option pricing model. Where employees are rewarded using share-based payments, the fair values of employees' services are determined indirectly by reference to the fair value of the equity instruments granted. This fair value is determined at the grant date.

All share-based remuneration is ultimately recognized as an expense in profit or loss with a corresponding credit to reserves.
Share Option Plan

Stock options are equity-settled share-based compensation awards. The fair value of stock options at the grant date is estimated using the Black-Scholes option pricing model. Compensation expense is recognized over the vesting period based on the number of units estimated to vest. Vesting periods may range from immediate to five years. This expense is recognized as share-based compensation expense with a corresponding increase in equity reserves.

Restricted Share Unit Plan

Restricted share units ("RSU") are granted to eligible members of the Board of Directors, eligible employees and eligible contractors. The RSUs are settled in cash or equity at the option of the Company. The RSUs vest subject to an RSU award letter but no later than December 31, of the third calendar year following the service year determined based on date of grant. The RSUs granted are accounted for under the equity method where the RSU grant letter specifies settlement in shares.

Deferred Share Unit Plan

Deferred share units ("DSU") are granted to eligible members of the Board of Directors, eligible employees and eligible contractors. The DSUs are settled in cash or equity at the option of the Company. The DSUs vest subject to a DSU award letter but no later than December 31, of the third calendar year following the service year determined based on date of grant. The DSUs granted are accounted for under the liability method where the DSU grant letter specifies settlement in cash, and the equity method where the DSU grant letter specifies settlement in shares. DSUs must be retained until the Director leaves the Board, at which time the awards will be equity or cash settled.

(h)Revenue

Gold and Silver

The Company generates revenue by selling gold and silver produced from its mining operations under the gold offtake agreement and from gold and silver sold in the London spot market. Revenue from gold and silver is recognized when control of the gold or silver has transferred to the customer and the Company has satisfied its performance obligation, which generally occurs upon the transfer of gold or silver credits to the customer’s metal account. Upon transfer of the gold or silver to the customer’s metal account, the customer has legal title to, physical possession of, and has assumed the risks and rewards of ownership of the gold or silver; therefore, the customer has the ability to direct the use of and obtain substantially all of the remaining benefits of ownership of the gold or silver.

The Company considers the terms of the contract in determining the transaction price. The transaction price is based upon the amount the Company expects to be entitled to in exchange for the transferring of the gold or silver. The transaction price is either fixed on the settlement date or at spot prices based upon the terms of the contract.

Mineralized Material Sales

The Company generates revenue by selling mineralized material mined from certain of its mines under sale contracts with third parties. The Company recognizes revenue from mineralized material sales when control of the mineralized material has transferred to the customer and the Company has satisfied its performance obligation, which is generally at the point in time that the mineralized material is delivered to the customer. Upon delivery, the customer has legal title to, physical possession of, and has assumed the risks and rewards of ownership of the mineralized material; therefore, the customer has the ability to direct the use of and obtain substantially all of the remaining benefits of ownership of the mineralized material.

The Company considers the terms of the contract in determining the transaction price. The transaction price is based upon the amount the Company expects to be entitled to in exchange for the transferring of the mineralized material. The Company generally sells mineralized material based on the monthly average market price for month in which delivery to the customer takes place or at spot prices based upon the terms of the contract.

Under certain contracts with customers, transfer of control may occur when the promised asset is in transit to the refinery, processing facility or the customer. At this point in time, the customer has legal title to and the risks and rewards of ownership of the promised asset; therefore, the customer has the ability to direct the use of and obtain substantially all of the remaining benefits of ownership of the promised asset.

When another party is involved in providing processing or refining services, the Company assesses whether the nature of its promise is a performance obligation to provide the processing or refining services itself (i.e. the Company is acting as the principal) or to arrange for those goods or services to be provided by the other party (i.e. the Company is acting as the agent). In contracts where the Company has determined it is acting as the principal in providing processing or refining services, the Company records revenue gross of processing and refining charges. In contracts where the Company has determined it is acting as agent in providing processing or refining services, the Company records revenue net of processing and refining charges.
(i)Income taxes

Tax expense recognized in profit or loss comprises the sum of deferred tax and current tax not recognized in other comprehensive income or directly in equity.

Current income tax assets and/or liabilities comprise those obligations to, or claims from, fiscal authorities relating to the current or prior reporting periods, that are unpaid at the reporting date. Current tax is payable on taxable profit or other current tax activities, which differs from profit or loss in the financial statements. Calculation of current tax expense is based on tax rates and tax laws that have been enacted by the end of the reporting period.

Deferred income taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. Deferred tax on temporary differences associated with investments in subsidiaries and co-ownership is not provided if reversal of these temporary differences can be controlled by the Company and it is expected that reversal will not occur in the foreseeable future.

Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective period of realization, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax liabilities are always provided for in full.

Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income. To the extent that the Company does not consider it probable that a future tax asset will be recovered, it is not recognized in the financial statements.

Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority.

Changes in deferred tax assets or liabilities are recognized as a component of taxable income or expense in profit or loss, except where they relate to items that are recognized in other comprehensive income or directly in equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively.

(j)Income (loss) per share

The Company presents basic income (loss) per share data for its common shares, calculated by dividing the income (loss) attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted income per share is determined using the treasury stock method and the weighted average number of common shares outstanding for the effects of all dilutive stock options.

(k)Segment reporting

An operating segment is a component of an entity (i) that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), (ii) whose operating results are regularly reviewed by the entity's management, and (iii) for which discrete financial information is available.

(l)Amended IFRS Accounting Standards effective January 1, 2023

The International Accounting Standards Board (“IASB”) amended IAS 1 - Presentation of Financial Statements to require entities to disclose their material, rather than significant accounting policies. The amendments define material accounting policy information and explain how to identify when accounting policy information is material. Further, the amendment to IAS 1 clarifies that immaterial accounting policy information need not be disclosed. If it is disclosed, it should not obscure material accounting policy information. To support this amendment, the IASB also amended IFRS Practice Statement 2 Making Materiality Judgements to provide guidance on how to apply the concept of materiality to accounting policy disclosures. These amendments are effective for annual periods beginning on or after January 1, 2023. The accounting policy information disclosed in Note 2 and Note 3 reflect the Company’s material accounting policies.

(m)Amended IFRS Accounting Standards not yet effective

In January 2020, the IASB issued amendments to IAS 1 - Presentation of Financial Statements to clarify that liabilities are classified as either current or non-current, depending on the existence of the substantive right at the end of the reporting period for an entity to defer settlement of the liability for at least twelve months after the reporting period. The amendments are effective January 1, 2024 with early adoption permitted. The amendments are required to be adopted retrospectively. The Company does not anticipate any significant impact from these amendments on the financial statements as a result of initial application.